Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Capitalized financial charges	R$ 139,296	R$ 217,145
Acquisition of property, plant and equipment with payment installments	R$ 206,306		R$ 160,877